PROMISSORY NOTE AND CONVERTIBLE PROMISSORY NOTES	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
PROMISSORY NOTE AND CONVERTIBLE PROMISSORY NOTES

5. PROMISSORY NOTE AND CONVERTIBLE PROMISSORY NOTES

Convertible Notes

During the years ended December 31, 2021 and 2020, the Company issued convertible promissory notes (the “Notes”) with a term of 18 and 24 months upon issuance. The Notes were issued with an original issue discount (an “OID”) of 10%, and mature beginning April 2022 thru December 2023. At December 31, 2021 the Notes are convertible into 148,428,343 shares of the Company’ common stock and 1,007,500 shares of Mycotopia common stock. During the years ended December 31, 2021 and 2020, the Company issued 141,635,524 and 37,818,154, respectively, shares of common stock upon conversion of the Notes and accrued interest.

The following table summarizes the Notes activity during the years ended December 31, 2021 and 2020:

As of December 31,2021
Convertible promissory notes, balance at January 1, 2020	$-
Issuances	2,544,487
Conversions	(378,182)
Debt discount	(2,407,582)
Amortization of original issue discount (interest expense)	804,356
Amortization of BCF and warrants (amortization expense)	91,992
Convertible promissory notes, balance at December 31, 2020	655,071
Issuances	1,768,700
Conversions (not inclusive of accrued interest of $44,104)	(1,424,900)
Debt discount	(2,054,904)
Amortization of debt discount	2,364,334
Convertible promissory notes, balance at December 31, 2021	$1,309,111

Promissory Note

On December 20, 2021, the Company entered into a settlement agreement to apply the $302,637 tax refund from Ontario Interactive Digital Media Tax Credit as payment for the promissory note recorded in the amount of $349,079 as of December 31, 2020. In connection with the settlement, previous amounts of principal and accrued interest due under the promissory note were forgiven in the aggregate amount of $350,739. As part of the settlement, the Company agreed to compensate the lenders and issue $50,569 worth of common stock. The $50,569 has been recorded as accounts payable and accrued expense as of December 31, 2021. For the year ended December 31, 2021, the Company recorded in its consolidated statements of operations a loss on settlement of debt in the amount of $480.

EHAVE, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in U.S. Dollars)